Trade and other payables	12 Months Ended
Jun. 30, 2026
Trade and other payables
Trade and other payables
23	Trade and other payables

	2026	2025
for the year ended 30 June	Rm	Rm
Trade payables	28 660	28 272
Capital project related payables[1]	38	284
Accrued expenses	3 487	3 914
Other payables (financial liabilities)	1 905	1 757
Related party payables	741	530
third parties	104	20
equity accounted investments	637	510

	34 831	34 757
Other payables (non-financial liabilities)[2]	9 728	8 586
Duties payable to revenue authorities	4 118	3 866
Value added tax	125	202
	48 802	47 411
1	Decrease mainly due to the development cost on the completion of the Production Sharing Agreement project in Mozambique.
2	Other payables (non-financial liabilities) include employee-related payables.

Accounting policies:

Trade and other payables are initially recognised at fair value and subsequently stated at amortised cost. Capital project related payables are excluded from working capital, as the nature and risks of these payables are not considered to be aligned to operational trade payables.